Schedules of Investments - IQ U.S. Real Estate Small Cap ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Diversified REITs - 13.7%
Alexander & Baldwin, Inc.	28,794	$340,345
American Assets Trust, Inc.	21,127	570,429
Empire State Realty Trust, Inc., Class A	73,887	487,654
Gladstone Commercial Corp.	14,115	256,893
Granite Point Mortgage Trust, Inc.	22,893	155,444
Industrial Logistics Properties Trust	27,245	575,142
Kennedy-Wilson Holdings, Inc.	52,464	778,566
Monmouth Real Estate Investment Corp.	38,978	562,452
New Senior Investment Group, Inc.	32,429	110,258
Preferred Apartment Communities, Inc., Class A	19,838	143,429
Redwood Trust, Inc.	48,229	343,873
Safehold, Inc.	6,990	352,506
Washington Real Estate Investment Trust	34,489	771,174
Total Diversified REITs		5,448,165

Hotel REITs - 11.0%
Chatham Lodging Trust	19,437	101,267
DiamondRock Hospitality Co.	82,882	382,915
Hersha Hospitality Trust	15,399	73,299
MGM Growth Properties LLC, Class A	55,476	1,516,714
Pebblebrook Hotel Trust	54,739	580,233
Service Properties Trust	68,795	460,927
Summit Hotel Properties, Inc.	43,654	226,128
Sunstone Hotel Investors, Inc.	90,182	674,561
Xenia Hotels & Resorts, Inc.	47,578	378,721
Total Hotel REITs		4,394,765

Mortgage REITs - 13.1%
AG Mortgage Investment Trust, Inc.	13,633	38,036
Anworth Mortgage Asset Corp.	41,102	74,395
Apollo Commercial Real Estate Finance, Inc.	64,772	602,379
Arbor Realty Trust, Inc.	42,247	430,497
ARMOUR Residential REIT, Inc.	26,771	250,041
Capstead Mortgage Corp.	39,994	245,963
Dynex Capital, Inc.	9,332	144,179
Front Yard Residential Corp.	17,784	154,187
Invesco Mortgage Capital, Inc.	69,757	214,154
iStar, Inc.	30,949	359,318
KKR Real Estate Finance Trust, Inc.	11,391	189,660
MFA Financial, Inc.	190,509	501,039
New York Mortgage Trust, Inc.	159,056	416,727
Orchid Island Capital, Inc.	27,962	143,725
PennyMac Mortgage Investment Trust	41,399	780,371
Two Harbors Investment Corp.	114,827	623,511
Western Asset Mortgage Capital Corp.	21,922	46,255
Total Mortgage REITs		5,214,437

Office REITs - 14.4%
Brandywine Realty Trust	71,139	770,435
City Office REIT, Inc.	19,711	170,500
Easterly Government Properties, Inc.	31,685	774,698
Franklin Street Properties Corp.	41,094	215,744
Global Net Lease, Inc.	37,840	630,036
Lexington Realty Trust	114,505	1,328,258
Mack-Cali Realty Corp.	34,983	504,455
Office Properties Income Trust	20,071	504,786
Piedmont Office Realty Trust, Inc., Class A	52,614	852,873
Total Office REITs		5,751,785

Residential REITs - 3.7%
Bluerock Residential Growth REIT, Inc.	10,192	73,790
Essential Properties Realty Trust, Inc.	38,519	620,156
Independence Realty Trust, Inc.	39,753	457,159

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
NexPoint Residential Trust, Inc.	8,629	$329,887
Total Residential REITs		1,480,992

Retail REITs - 18.9%
Acadia Realty Trust	36,200	435,848
Agree Realty Corp.	22,297	1,493,230
Brookfield Property REIT, Inc., Class A	22,026	255,722
Cedar Realty Trust, Inc.	32,760	26,650
Four Corners Property Trust, Inc.	29,533	744,232
Kite Realty Group Trust	35,347	348,875
Macerich Co. (The)	59,307	452,512
Pennsylvania Real Estate Investment Trust	27,520	32,474
Retail Opportunity Investments Corp.	47,984	521,586
Retail Properties of America, Inc., Class A	89,998	572,387
RPT Realty	32,805	204,047
Seritage Growth Properties, Class A*	14,261	132,770
SITE Centers Corp.	64,095	469,816
Tanger Factory Outlet Centers, Inc.	38,425	247,073
Taubman Centers, Inc.	24,904	964,283
Urban Edge Properties	46,815	490,621
Washington Prime Group, Inc.	78,558	57,654
Whitestone REIT	16,795	110,847
Total Retail REITs		7,560,627

Specialized REITs - 24.9%
American Finance Trust, Inc.	45,822	334,730
CareTrust REIT, Inc.	39,908	719,142
CatchMark Timber Trust, Inc., Class A	20,412	199,221
Diversified Healthcare Trust	99,550	387,747
Global Medical REIT, Inc.	17,899	212,819
Innovative Industrial Properties, Inc.	7,591	791,210
LTC Properties, Inc.	16,308	605,842
National Storage Affiliates Trust	22,518	694,005
Physicians Realty Trust	85,291	1,538,650
QTS Realty Trust, Inc., Class A	27,193	1,956,536
Terreno Realty Corp.	28,005	1,701,584
Uniti Group, Inc.	81,084	802,732
Total Specialized REITs		9,944,218

Total Common Stocks
(Cost $56,230,726)		39,794,989

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(a)
(Cost $120,769)	120,769	120,769
Total Investments — 100.0%
(Cost $56,351,495)		39,915,758
Other Assets and Liabilities, Net — 0.0%		5,368
Net Assets — 100.0%		$39,921,126

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2020.
(a)	Less than 0.05%.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$39,794,989	$–	$–	$39,794,989
Short-Term Investment:
Money Market Fund	120,769	–	–	120,769
Total Investments in Securities	$39,915,758	$–	$–	$39,915,758

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.